Income tax	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9. Income tax

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Total current tax (benefit) expense	$35	2,553	$136
Deferred tax (benefit) expense for
Change in temporary differences	4,189	3,864	4,388
Tax loss and tax credit carried forward	(314)	2,016	(153)
Change in valuation allowance	(32)	(4,561)	(4,058)
Total deferred tax (benefit) expense	3,843	1,319	177
Total income tax (benefit) expense	$3,878	3,872	$313

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Cash flow hedge derivative instruments	$347	378	$395
Deferred tax (benefit) expense recognized in OCI	$347	378	$395

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Income before tax	$63,068	45,249	$41,592
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	7,119	3,258	3,960
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	(1,486)	—	—
Amended tax return: reversal of uncertain tax position	(2,228)	—	—
Non-deductible interest expense	752	5,243	—
Non-deductible withholding tax	686	782	777
Tax exemptions	(42)	(28)	(27)
Non-deductible other financial items	84	214	580
Non-deductible (taxable) foreign exchange gain (loss)	(3)	4	32
Other non-deductible costs	59	(35)	102
Tax credits	(1,031)	(1,005)	(1,053)
Adjustment for valuation allowance	(32)	(4,561)	(4,058)
Tax expense (benefit) for year	$3,878	3,872	$313

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Deferred tax assets:
Accrued liabilities and other payables	$218	$369
Derivative instruments	1,254	1,601
Other equipment	11	13
Tax credits carried forward	1,866	1,504
Tax loss carryforward	61	40
Valuation allowance	(44)	(40)

Deferred tax liabilities:
Accrued interest income	(3,885)	(3,060)
Accrued liabilities and other payables	(3)	(4)
Direct financing lease	(4,432)	(1,188)
Deferred tax assets (liabilities), net	$(4,954)	$(765)

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Cyprus, the UK and for certain Colombian source income. For the years ended December 31, 2017, the tax expense principally related to subsidiaries in Singapore, Colombia and Indonesia. For the years ended December 31, 2016 and 2015, the tax expense principally related to subsidiaries in Indonesia and Singapore. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the Höegh Grace. The tax payments are a mechanism for advance collection of part of the income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third party payments to the tax authorities represent income taxes that must be accounted for under the guidance for income taxes. The amount of non-cash income tax expense was $861 for the year ended December 31, 2017.

For the year ended December 31, 2015, the Indonesian subsidiary partly utilized the tax loss carryforward from 2014. During 2015, the Indonesian Minister of Finance introduced regulations effective for 2016 that limited the amount of interest expense that was deductible for current income taxes where the Indonesian corporate taxpayer’s debt to equity ratio exceeds 4:1. Certain industries, including the infrastructure industry, were exempted from the debt to equity ratio requirements. Although the infrastructure industry was not defined in the new regulations, additional guidance was expected to be provided during 2016. Because no subsequent guidance was issued, the Indonesian subsidiary reported its income tax expense as of December 31, 2016 and filed its 2016 tax return applying the limitations on the deductibility of interest expense. This increased taxable income, utilized all the remaining tax loss carryforward from 2014 for which a valuation allowance was recorded, and resulted in an income tax expense for an uncertain tax position for the year ended December 31, 2016. As described below, due to the uncertainty of realizing the benefit of the 2013 tax loss carryforward, no deferred tax asset or benefit was recognized in 2013. As a result of being unable to utilize the 2013 tax loss carryforward for the 2016 taxable income, a long-term income tax liability and income tax expense of $2,228 was recognized for the uncertain tax position as of and for the year ended December 31, 2016.

Following an evaluation of how the application of the infrastructure industry exemption was being applied, it was concluded in 2017 that the infrastructure exemption did apply to the Indonesian subsidiary. Accordingly, the 2016 tax return was amended without the limitation on the deductibility of the interest expense which reduced taxable income, reinstated the amount of 2014 tax loss carryforward that had been utilized in 2016, and reversed the uncertain tax position recorded as current income tax expense for 2016. For the year ended December 31, 2017, tax benefits were recorded of $1,486 and $2,228 for the reinstatement of the tax loss carryforward and the reversal of the uncertain tax position, respectively, due to the amendment of the 2016 tax return.

As of December 31, 2017, the infrastructure exemption has also been applied by the Indonesian subsidiary for the reported income tax expense. The majority of the remaining tax loss carryforward from 2014 was utilized in 2017.

A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that some or all of the benefit will not be realized based on consideration of all the positive and negative evidence. Given the lack of historical operations in Indonesia, management of the Partnership concluded a valuation allowance was required to reduce the deferred tax assets to the amount deemed more-likely-than-not of realization for the year ended December 31, 2015 and 2014. As of December 31, 2016, the Indonesian subsidiary had generated taxable income for several years and was in a net deferred tax liability position. Management concluded that all deferred tax assets for the Indonesian subsidiary were more-likely-than-not to be realized as of December 31, 2016. A reduction in the valuation allowance of $32, $4,561 and $4,058 was recorded to income tax expense in the consolidated statement of income for the years ended December 31, 2017, 2016 and 2015, respectively.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. In 2013, a tax loss was incurred in Indonesia principally due to unrealized losses on foreign exchange that does not impact the income statement prepared in the functional currency of U.S. dollars. In 2014, the Indonesia authorities approved the change of currency for tax reporting to U.S. dollars. Under existing tax law, it is not clear if the 2013 tax loss carryforward from foreign exchange losses can be utilized when the tax reporting currency is subsequently changed. Due to the uncertainty of this tax position, a provision was recorded so that no deferred tax asset or deferred tax benefit was recognized for the year ended December 31, 2013. The resulting unrecognized tax benefit was $2,626. As described above, taxable income for the Indonesian subsidiary for the year ended December 31, 2016 exceeded the remaining 2014 tax loss carryforward and a long-term income tax payable of $2,228 was recorded for the uncertain tax position related to the utilization of the 2013 tax loss carryforward. For the year ended December 31, 2017, the uncertain tax position was reversed and a tax benefit recorded of $2,228 as a result of amending the 2016 tax return of the Indonesian subsidiary.

Tax loss carryforwards of $419 expire between 2019 and 2022. Tax credits carried forward of $834 and $1,031 expire in 2018 and 2019, respectively. The tax returns of Singapore and Indonesia are subject to examination for four years and five years, respectively, from the year of filing. For Colombia, tax returns are subject to examination for three years from the due date of the return. The tax returns from the years 2014, 2013 and 2016 and subsequent years remain subject to review for Singapore, Indonesia and Colombia, respectively. Refer to note 20.